Commitments and contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and contingencies
Schedule of future maturities of operating lease liabilities

The following are schedules by year of future maturities of the Company’s operating lease liabilities (in thousands):

September 30,
2023
Remainder of 2023	$27
2024	79
Total lease payments	106
Less: interest	(3)
Total	$103

December 31,
2022
2023	$157
2024	80
Total lease payments	237
Less: interest	(26)
Total	$211

The following is a schedule by year of future maturities of the Company’s operating lease liabilities as of December 31, 2022 (in thousands):

2023	$157
2024	80
Total lease payments	237
Less: interest	(26)
Total	$211

Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases was as follows (in thousands):

	Nine Months Ended September 30,	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$118	$118

Supplemental cash flow information related to leases was as follows for the years ended December 31, 2022 and 2021 (in thousands):

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$157	$157
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	$—	$282